Exhibit 1. Consolidated subsidiaries, associates and joint ventures (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Equity		$ 57,107,780	$ 48,215,699	$ 43,560,501	$ 43,100,963
Profit (loss) of the year		12,355,390	7,969,394	$ 3,247,480
Total assets		124,643,498	117,847,412
Total liabilities		$ 67,535,718	$ 69,631,713
Ecopetrol Global Energy SLU [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Spain
Geographic area of operations		Spain
Equity		$ 2,777,401
Profit (loss) of the year		(757,450)
Total assets		2,777,806
Total liabilities		$ 405
Ecopetrol Oleo e Gas do Brasil Ltda [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Brazilian real
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Brazil
Geographic area of operations		Brazil
Equity		$ 125,745
Profit (loss) of the year		(70,052)
Total assets		140,372
Total liabilities		$ 14,627
Ecopetrol del Perú S.A. United [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 51,888
Profit (loss) of the year		(1,353)
Total assets		55,715
Total liabilities		$ 3,827
Ecopetrol America Inc [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration and exploitation of hydrocarbons
Country/Domicile		United States
Geographic area of operations		United States
Equity		$ 2,571,983
Profit (loss) of the year		(603,957)
Total assets		3,015,656
Total liabilities		$ 443,673
Black Gold Re Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Reinsurer for companies of the Ecopetrol Business Group
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 691,710
Profit (loss) of the year		28,303
Total assets		905,207
Total liabilities		$ 213,497
Ecopetrol Germany Gmbh [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency	[1]	U.S. dollar
Ownership interest Ecopetrol	[1]	100.00%
Activity	[1]	Exploration and exploitation of hydrocarbons
Country/Domicile	[1]	Germany
Geographic area of operations	[1]	Angola
Equity	[1]	$ 2,277
Profit (loss) of the year	[1]	(254)
Total assets	[1]	2,632
Total liabilities	[1]	$ 355
Hocol petroleum limited [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 2,602,760
Profit (loss) of the year		210,443
Total assets		2,602,852
Total liabilities		$ 92
Hocol S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Exploration, exploitation and production of hydrocarbons
Country/Domicile		Cayman Islands
Geographic area of operations		Colombia
Equity		$ 1,843,876
Profit (loss) of the year		208,026
Total assets		2,709,974
Total liabilities		$ 866,098
Refineria de Cartagena SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Refining of hydrocarbons, commercialization and distribution of products
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 17,075,400
Profit (loss) of the year		(1,479,448)
Total assets		26,251,879
Total liabilities		$ 9,176,479
COMAI - Compounding and Masterbatching Industry [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Manufacture of polypropylene compounds and masterbatches
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 149,876
Profit (loss) of the year		122,537
Total assets		202,175
Total liabilities		$ 52,299
Bioenergy S.A. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		99.35%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 170,227
Profit (loss) of the year		(308,331)
Total assets		249,155
Total liabilities		$ 78,928
Bioenergy Zona Franca SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		99.35%
Activity		Production of biofuels
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 100,297
Profit (loss) of the year		(202,061)
Total assets		530,651
Total liabilities		$ 430,354
Oleoducto Central S. A.- Ocensa [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		72.65%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 3,431,369
Profit (loss) of the year		1,976,554
Total assets		6,550,710
Total liabilities		$ 3,119,341
Oleoducto de Colombia SA - ODC [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		73.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 382,937
Profit (loss) of the year		265,460
Total assets		593,387
Total liabilities		$ 210,450
Bicentenario de Colombia SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		55.97%
Activity		Transportation by crude oil pipelines
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,243,689
Profit (loss) of the year		495,107
Total assets		3,464,898
Total liabilities		$ 2,221,209
Ecopetrol Capital AG [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Collection of surpluses from, and providing funds to, companies of the Ecopetrol Business Group.
Country/Domicile		Switzerland
Geographic area of operations		Switzerland
Equity		$ 1,493,572
Profit (loss) of the year		129,343
Total assets		6,544,222
Total liabilities		$ 5,050,650
Esenttia Resinas del Peru [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Commercialization polypropylene resins and masterbatches
Country/Domicile		Peru
Geographic area of operations		Peru
Equity		$ 4,694
Profit (loss) of the year		404
Total assets		26,517
Total liabilities		$ 21,823
Ecopetrol Costa Afuera SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 12,505
Profit (loss) of the year		(4,427)
Total assets		31,520
Total liabilities		$ 19,015
ECP Hidrocarburos de Mexico SA de CV [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Offshore exploration
Country/Domicile		Mexico
Geographic area of operations		Mexico
Equity		$ 25,836
Profit (loss) of the year		(80,845)
Total assets		42,907
Total liabilities		$ 17,071
Andean Chemicals Ltd. [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Investment vehicle
Country/Domicile		Bermuda
Geographic area of operations		Bermuda
Equity		$ 1,183,536
Profit (loss) of the year		(376,664)
Total assets		1,184,667
Total liabilities		$ 1,131
Cenit Transporte y Logstica SAS [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Storage and transport by pipelines of hydrocarbons
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 14,566,611
Profit (loss) of the year		3,566,742
Total assets		16,343,576
Total liabilities		$ 1,776,965
Oleoducto de los Llanos Orientales S. A. United - ODL [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		65.00%
Activity		Transportation by crude oil pipelines
Country/Domicile		Panama
Geographic area of operations		Colombia
Equity		$ 1,083,479
Profit (loss) of the year		416,347
Total assets		1,887,076
Total liabilities		$ 803,597
Ecopetrol Energa SAS ESP [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		Colombian peso
Ownership interest Ecopetrol		100.00%
Activity		Energy supply service
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 3,414
Profit (loss) of the year		414
Total assets		45,953
Total liabilities		$ 42,539
Propilco S.A [Member]
Disclosure of consolidated subsidiaries, associates and joint ventures [Line Items]
Functional currency		U.S. dollar
Ownership interest Ecopetrol		100.00%
Activity		Production and commercialization of polypropylene resin
Country/Domicile		Colombia
Geographic area of operations		Colombia
Equity		$ 1,515,393
Profit (loss) of the year		165,670
Total assets		2,024,401
Total liabilities		$ 509,008

[1]	Company in liquidation process.